Shareholders’ Equity	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 21 – SHAREHOLDERS’ EQUITY

Ordinary shares

The Company is authorized to issue 500,000,000 ordinary shares of par value of $0.0001 each, comprising of: (i) 450,000,000 Class A Ordinary Shares of par value of USD0.0001 each, and (ii) 50,000,000 Class B Ordinary Shares of par value of USD0.0001 each. There are currently 11,000,000 issued and outstanding Class A Ordinary Shares and 1,000,000 issued and outstanding Class B Ordinary Shares, of which 6,000,000 Class A and 1,000,000 Class B Ordinary Shares are owned by Erayak International Limited, 1,400,000 Class A Ordinary Shares are owned by CEC Science and Innovation Co., Ltd., and 600,000 Class A Ordinary Shares are owned by Grand Merchant Incorporation Limited.

Holders of Class A Ordinary Shares and Class B Ordinary Shares shall at all times vote together as one class on all resolutions submitted to a vote by the Members. Each Class A Ordinary Share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share shall entitle the holder thereof to twenty (20) votes on all matters subject to vote at general meetings of the Company. Each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time at the option of the holder thereof. In no event shall Class A Ordinary Shares be convertible into Class B Ordinary Shares. Save and except for voting rights and conversion rights, the Class A Ordinary Shares and the Class B Ordinary Shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

Initial Public Offering

On December 14, 2022, the Company consummated its initial public offering (“IPO”) of 3,000,000 Class A ordinary shares at a price of $4.00 per share, generating gross proceeds to the Company of $12,000,000 before deducting underwriting discounts and commissions and offering expenses. After deducting underwriting discounts, commissions and expenses related to the offering, the Company recorded $10,646,322 (with $1,200 in par value and $10,645,122 in additional paid in capital) net proceeds from its initial public offering. The underwriter was granted a 45-day over-allotment option to purchase up to an additional 450,000 Class A ordinary shares at the initial public offering price. Meanwhile, other costs incurred in the IPO totaled $1,061,170, the main nature of which was professional fees. As a result, Class A shares increased by $300, and additional paid-in capital increased by $9,584,612.

Statutory Reserve

The Company’s PRC subsidiaries are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors of each of the PRC subsidiary. The reserved amount as determined pursuant to PRC statutory laws totaled $1,113,170 and $916,912 as of December 31, 2023 and 2022, respectively.

Under PRC laws and regulations, paid in capital, additional paid in capital, and statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor allowed for distribution except under liquidation.